Segments Disclosures	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segments Disclosures	Segment Disclosures
A. Description of Reportable Segments
The Company has six reportable segments as described in Note 1.
The following tables provides each segment's results in the format that the TransAlta’s President and Chief Executive Officer (the chief operating decision maker) ("CODM"), reviews the Company's segments to make operating decisions and assess performance. The CODM assesses the performance of the operating segments based on a measure of adjusted EBITDA. This measurement basis represents earnings before income taxes, adjusted for the effects of: depreciation of property, plant and equipment and amortization of intangibles, depreciation of right‐of‐use assets, finance lease income, unrealized mark-to-market gains or losses, gains and losses related to closed positions effectively settled by offsetting positions with exchanges recorded in the year the positions are settled, unrealized foreign exchange gains or losses on commodity transactions, depreciation on our mining equipment included in fuel and purchased power, interest income recorded on the prepaid funds, items within the Energy Transition segment that may not be reflective of on-going operations including certain costs related to decisions made to accelerate our transition off-coal in Alberta and our planned transition off-coal for Centralia, impairment charges, share of (profit) loss of joint venture and other costs or income adjustments. The tables below show the reconciliation of the total segmented results and adjusted EBITDA to the statement of earnings (loss) reported under IFRS.
For internal reporting purpose, the earnings information from the Company's investment in Skookumchuck has been presented in the Wind and Solar segment on a proportionate basis. Information on a proportionate basis reflects the Company's share of Skookumchuck's statement of earnings on a line-by-line basis. Proportionate financial information is not and is not intended to be, presented in accordance with IFRS. Under IFRS, the investment in Skookumchuck has been accounted for as a joint venture using the equity method.
B. Reported Adjusted Segment Earnings and Segment Assets
I. Reconciliation of Adjusted EBITDA to Earnings (Loss) before Income Tax

Year ended Dec. 31, 2023	Hydro	Wind & Solar(1)	Gas	Energy Transition	Energy Marketing	Corporate	Total	Equity- accounted investments(1)	Reclass adjustments	IFRS financials
Revenues	533	357	1,514	751	220	1	3,376	(21)	—	3,355
Reclassifications and adjustments:
Unrealized mark-to-market (gain) loss	(4)	16	(67)	(5)	23	—	(37)	—	37	—
Realized gain (loss) on closed exchange positions	—	—	10	—	(91)	—	(81)	—	81	—
Decrease in finance lease receivable	—	—	55	—	—	—	55	—	(55)	—
Finance lease income	—	—	12	—	—	—	12	—	(12)	—
Unrealized foreign exchange loss on commodity	—	—	1	—	—	—	1	—	(1)	—
Adjusted revenues	529	373	1,525	746	152	1	3,326	(21)	50	3,355
Fuel and purchased power	19	30	453	557	—	1	1,060	—	—	1,060
Reclassifications and adjustments:
Australian interest income	—	—	(4)	—	—	—	(4)	—	4	—
Adjusted fuel and purchased power	19	30	449	557	—	1	1,056	—	4	1,060
Carbon compliance	—	—	112	—	—	—	112	—	—	112
Gross margin	510	343	964	189	152	—	2,158	(21)	46	2,183
OM&A	48	80	192	64	43	115	542	(3)	—	539
Taxes, other than income taxes	3	12	11	3	—	1	30	(1)	—	29
Net other operating income	—	(7)	(40)	—	—	—	(47)	—	—	(47)
Reclassifications and adjustments:
Insurance recovery	—	1	—	—	—	—	1	—	(1)	—
Adjusted net other operating income	—	(6)	(40)	—	—	—	(46)	—	(1)	(47)
Adjusted EBITDA(2)	459	257	801	122	109	(116)	1,632
Equity income										4
Finance lease income										12
Depreciation and amortization										(621)
Asset impairment reversals										48
Interest income										59
Interest expense										(281)
Foreign exchange loss										(7)
Gain on sale of assets and other										4
Earnings before income taxes										880
(1)The Skookumchuck wind facility has been included on a proportionate basis in the Wind and Solar segment.
(2)Adjusted EBITDA is not defined and has no standardized meaning under IFRS.

Year ended Dec. 31, 2022	Hydro	Wind & Solar(1)	Gas	Energy Transition	Energy Marketing	Corporate	Total	Equity- accounted investments(1)	Reclass adjustments	IFRS financials
Revenues	606	303	1,209	714	160	(2)	2,990	(14)	—	2,976
Reclassifications and adjustments:
Unrealized mark-to-market loss	1	104	251	10	12	—	378	—	(378)	—
Realized gain (loss) on closed exchange positions	—	—	(4)	—	47	—	43	—	(43)	—
Decrease in finance lease receivable	—	—	46	—	—	—	46	—	(46)	—
Finance lease income	—	—	19	—	—	—	19	—	(19)	—
Unrealized foreign exchange gain on commodity	—	—	—	—	(1)	—	(1)	—	1	—
Adjusted revenues	607	407	1,521	724	218	(2)	3,475	(14)	(485)	2,976
Fuel and purchased power	22	31	641	566	—	3	1,263	—	—	1,263
Reclassifications and adjustments:
Australian interest income	—	—	(4)	—	—	—	(4)	—	4	—
Adjusted fuel and purchased power	22	31	637	566	—	3	1,259	—	4	1,263
Carbon compliance	—	1	83	(1)	—	(5)	78	—	—	78
Gross margin	585	375	801	159	218	—	2,138	(14)	(489)	1,635
OM&A	55	68	195	69	35	101	523	(2)	—	521
Taxes, other than income taxes	3	12	15	4	—	1	35	(2)	—	33
Net other operating income	—	(23)	(38)	—	—	—	(61)	3	—	(58)
Reclassifications and adjustments:
Insurance recovery	—	7	—	—	—	—	7	—	(7)	—
Adjusted net other operating income	—	(16)	(38)	—	—	—	(54)	3	(7)	(58)
Adjusted EBITDA(2)	527	311	629	86	183	(102)	1,634
Equity income										9
Finance lease income										19
Depreciation and amortization										(599)
Asset impairment charges										(9)
Interest income										24
Interest expense										(286)
Foreign exchange gain										4
Gain on sale of assets and other										52
Earnings before income taxes										353
(1)The Skookumchuck wind facility has been included on a proportionate basis in the Wind and Solar segment.
(2)Adjusted EBITDA is not defined and has no standardized meaning under IFRS.

Year ended Dec. 31, 2021	Hydro	Wind & Solar(1)	Gas	Energy Transition	Energy Marketing	Corporate	Total	Equity- accounted investments(1)	Reclass adjustments	IFRS financials
Revenues	383	323	1,109	709	211	4	2,739	(18)	—	2,721
Reclassifications and adjustments:
Unrealized mark-to-market (gain) loss	—	25	(40)	19	(38)	—	(34)	—	34	—
Realized gain (loss) on closed exchange positions	—	—	(6)	—	29	—	23	—	(23)	—
Decrease in finance lease receivable	—	—	41	—	—	—	41	—	(41)	—
Finance lease income	—	—	25	—	—	—	25	—	(25)	—
Unrealized foreign exchange gain on commodity	—	—	(3)	—	—	—	(3)	—	3	—
Adjusted revenues	383	348	1,126	728	202	4	2,791	(18)	(52)	2,721
Fuel and purchased power	16	17	457	560	—	4	1,054	—	—	1,054
Reclassifications and adjustments:
Australian interest income	—	—	(4)	—	—	—	(4)	—	4	—
Mine depreciation	—	—	(79)	(111)	—	—	(190)	—	190	—
Coal inventory writedown	—	—	—	(17)	—	—	(17)	—	17	—
Adjusted fuel and purchased power	16	17	374	432	—	4	843	—	211	1,054
Carbon compliance	—	—	118	60	—	—	178	—	—	178
Gross margin	367	331	634	236	202	—	1,770	(18)	(263)	1,489
OM&A	42	59	175	117	36	84	513	(2)	—	511
Reclassifications and adjustments:
Parts and materials writedown	—	—	(2)	(26)	—	—	(28)	—	28	—
Curtailment gain	—	—	—	6	—	—	6	—	(6)	—
Adjusted OM&A	42	59	173	97	36	84	491	(2)	22	511
Taxes, other than income taxes	3	10	13	6	—	1	33	(1)	—	32
Net other operating loss (income)	—	—	(40)	48	—	—	8	—	—	8
Reclassifications and adjustments:
Royalty onerous contract and contract termination penalties	—	—	—	(48)	—	—	(48)	—	48	—
Adjusted net other operating loss (income)	—	—	(40)	—	—	—	(40)	—	48	8
Adjusted EBITDA(2)	322	262	488	133	166	(85)	1,286
Equity income										9
Finance lease income										25
Depreciation and amortization										(529)
Asset impairment charges										(648)
Interest income										11
Interest expense										(256)
Foreign exchange gain										16
Gain on sale of assets and other										54
Loss before income taxes										(380)
(1)The Skookumchuck wind facility has been included on a proportionate basis in the Wind and Solar segment.
(2)Adjusted EBITDA is not defined and has no standardized meaning under IFRS.
II. Selected Consolidated Statements of Financial Position Information

As at As at Dec. 31, 2023	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
PP&E	462	3,360	1,543	251	—	98	5,714
Right-of-use assets	7	94	5	—	—	11	117
Intangible assets	2	141	40	4	5	31	223
Goodwill	258	176	—	—	30	—	464

As at As at Dec. 31, 2022	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
PP&E	437	2,837	1,858	313	—	111	5,556
Right-of-use assets	6	98	6	2	—	14	126
Intangible assets	2	157	49	5	8	31	252
Goodwill	258	176	—	—	30	—	464
III. Selected Consolidated Statements of Cash Flows Information
Additions to non-current assets are as follows:

Year ended Dec. 31, 2023	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	42	674	89	16	—	54	875
Intangible assets	—	—	—	—	—	13	13

Year ended Dec. 31, 2022	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	36	745	43	19	—	75	918
Intangible assets	—	19	—	—	3	9	31

Year ended Dec. 31, 2021	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	29	166	167	90	—	28	480
Intangible assets	—	—	—	1	—	8	9
IV. Depreciation and Amortization on the Consolidated Statements of Cash Flows
The reconciliation between depreciation and amortization reported on the Consolidated Statements of Earnings (Loss) and the Consolidated Statements of Cash Flows is presented below:

Year ended Dec. 31	2023	2022	2021
Depreciation and amortization expense on the Consolidated Statements of Earnings (Loss)	621	599	529
Depreciation included in fuel and purchased power (Note 6)	—	—	190
Depreciation and amortization on the Consolidated Statements of Cash Flows	621	599	719
C. Geographic Information
I. Revenues

Year ended Dec. 31	2023	2022	2021
Canada	2,218	1,905	1,854
US	987	940	731
Australia	150	131	136
Total revenue	3,355	2,976	2,721
II. Non-Current Assets

	Property, plant and equipment		Right-of-use assets		Intangible assets		Other assets
As at Dec. 31	2023	2022	2023	2022	2023	2022	2023	2022
Canada	3,578	3,817	43	49	108	123	68	62
US	1,749	1,307	71	74	88	101	42	34
Australia	387	432	3	3	27	28	69	64
Total	5,714	5,556	117	126	223	252	179	160
D. Significant Customer
For the year ended Dec. 31, 2023, sales to the AESO represented 46 per cent of the Company’s total revenue (2022 – sales to the AESO represented 60 per cent of the Company’s total revenue). There were no other companies that accounted for more than 10 per cent of the Company's total revenue.